Balance Sheet Details - Current Assets and Current Liabilities	12 Months Ended
Dec. 31, 2022
Balance Sheet Details - Current Assets and Current Liabilities [Abstract]
Balance Sheet Details - Current Assets and Current Liabilities

4.      Balance Sheet Details — Current Assets and Current Liabilities

Inventories

Inventories, consisted of the following (in thousands):

	December 31,
	2022	2021
Raw materials	$1,010	$811
Work-in-progress	164	112
Finished goods	121	137
	$1,295	$1,060

Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following (in thousands):

	December 31,
	2022	2021
Prepaid maintenance fees and subscriptions	$73	$85
Prepaid insurance	21	21
Other prepaid expenses	35	61
	$129	$167

Accrued Expenses

Accrued expenses consisted of the following (in thousands):

	December 31,
	2022	2021
Inventory purchased not invoiced	$210	$7
Professional fees	168	56
Payroll and benefits	96	117
Accrued warranty reserve	43	54
Accrued clinical expenses	17	16
Contract liabilities	15	15
Taxes payable	6	54
Deferred rent	—	131
Other	53	25
	$608	$475